SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Prospectus and all currently effective Supplements thereto for

Scudder High Income Plus Fund -- Investment Class

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The following supplements "The Fund's Main Investment Strategy" section.

The fund may borrow up to 5% of the fund's net assets against called and tendered bonds in the fund.

The following supplements the "Other Policies and Risks" section.

o The fund may employ leverage (i.e., borrow money), which may expose the fund to greater risk and increase its costs. To the extent the fund borrows money, positive or negative performance by the fund may be magnified. Money borrowed will also be subject to interest costs which may or may not be recovered by appreciation of the securities purchased or from income received as a holder of those securities.

The following replaces in its entirety footnote 2 to the fund's fee table.

^2 The investment advisor and administrator have contractually agreed, for the 16-month period beginning October 31, 2002, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.90%. This waiver excludes interest charges on fund borrowings.


















               Please Retain This Supplement for Future Reference


October 10, 2003

Supplement to the currently effective Prospectus and all currently effective Supplements thereto for

Scudder High Income Plus Fund -- Premier Class

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The following supplements "The Fund's Main Investment Strategy" section.

The fund may borrow up to 5% of the fund's net assets against called and tendered bonds in the fund.

The following supplements the "Other Policies and Risks" section.

o The fund may employ leverage (i.e., borrow money), which may expose the fund to greater risk and increase its costs. To the extent the fund borrows money, positive or negative performance by the fund may be magnified. Money borrowed will also be subject to interest costs which may or may not be recovered by appreciation of the securities purchased or from income received as a holder of those securities.

The following replaces in its entirety footnote 1 to the fund's fee table.

^1 The investment advisor and administrator have contractually agreed, for the 16-month period beginning October 31, 2002, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.50%. This waiver excludes interest charges on fund borrowings.


















               Please Retain This Supplement for Future Reference

October 10, 2003

                                                                         SCUDDER
                                                                     INVESTMENTS



Supplement to the currently effective Prospectus and all currently effective Supplements thereto for

Scudder High Income Plus Fund -- Institutional Class

--------------------------------------------------------------------------------

The following supplements "The Fund's Main Investment Strategy" section.

The fund may borrow up to 5% of the fund's net assets against called and tendered bonds in the fund.

The following supplements the "Other Policies and Risks" section.

o The fund may employ leverage (i.e., borrow money), which may expose the fund to greater risk and increase its costs. To the extent the fund borrows money, positive or negative performance by the fund may be magnified. Money borrowed will also be subject to interest costs which may or may not be recovered by appreciation of the securities purchased or from income received as a holder of those securities.

The following replaces in its entirety footnote 2 to the fund's fee table.

2 The investment advisor and administrator have contractually agreed, for the 16-month period beginning October 31, 2002, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.65%. This waiver excludes interest charges on fund borrowings.


















               Please Retain This Supplement for Future Reference


October 10, 2003

                                                      [Scudder Investments Logo]

Supplement to the currently effective Statement of Additional Information and all currently effective Supplements thereto for the following fund:

Scudder High Income Plus Fund

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The following replaces the second paragraph under "Fundamental Investment
Restrictions."

Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by fundamental investment restriction
(2) listed below for Short Duration Fund and Total Return Bond Fund and fundamental investment restriction (9) listed below for High Income Plus Fund.


The following is added to the beginning of item (2) under the section "Fundamental Investment Restrictions," under the heading "Investment Restrictions" and the sub-heading "Investment Restrictions that Apply To Scudder Short Duration Fund, Scudder High Income Plus Fund And Scudder Total Return Bond Fund."

(Scudder Short Duration Fund and Scudder Total Return Bond Fund only)


The following new item 9 is added at the end of that subheading:

(9) (Scudder High Income Plus Fund only) Borrow money, except in accordance with and to the extent permitted under the 1940 Act and the rules and interpretations thereunder.


The following supplements the "Investment Objectives and Policies" subsection of the "Investment Objectives, Policies and Restrictions" section for the Scudder High Income Plus Fund:

The Scudder High Income Plus Fund may borrow up to 5% of the fund's net assets against called and tendered bonds in the fund. For the risks associated with borrowing, please see the "Borrowing" subsection of the "Investment Restrictions" section of the Statement of Additional Information.

The following replaces the "Borrowing" subsection of the "Investment Restrictions" Section.

Each Fund may borrow for temporary or emergency purposes. This borrowing may be unsecured. Among the forms of borrowing in which each Fund may engage is entering into reverse repurchase agreements. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Fund is required to sell some of its portfolio securities within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. To the extent a Fund borrows money, positive or negative performance by the Fund's investments may be magnified. Any gain in the value, or income earned on the holding, of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the Fund's shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased, or cost in excess of income earned, would cause the net asset value of the Fund's shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased or from income received as a holder of those securities. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.




               Please Retain This Supplement for Future Reference









October 10, 2003


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